UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Hudson Canyon
	Investment Counselors LLC
Address: 151 Bodman Place
         Red Bank, NJ 07701



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Joseph A. Cajigal
Title:   Chief Executive Officer
Phone:   201-332-9800_
Signature, Place, and Date of Signing:

Joseph A. Cajigal Red Bank, NJ 07701  8-March-2012__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      77
Form 13F Information Table Value Total:        $85,290


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABB LTD                        COM              000375204     1221      59835 SH       DEFINED               28725       0     31110
AT&T INC                       COM              00206R102      738      23633 SH       DEFINED               20383       0      3250
ABBOTT LABORATORIES            COM              002824100      232       3780 SH       DEFINED                3235       0       545
AGRIUM INC                     COM              008916108      690       7990 SH       DEFINED                1825       0      6165
AMERICAN CAPITAL LIMITED       COM              02503Y103     1072     123545 SH       DEFINED               47420       0     76125
AMERICAN EXPRESS CO            COM              025816109     1167      20178 SH       DEFINED                9280       0     10898
APPLE INC                      COM              037833100     4631       7724 SH       DEFINED                3047       0      4677
ARTISAN VALUE FUND INV         FUND             04314H873      200      17937 SH       DEFINED                   0       0     17937
BAKER HUGHES INC.              COM              057224107     1076      25650 SH       DEFINED               12050       0     13600
BAXTER INTERNATIONAL INC       COM              071813109     1216      20343 SH       DEFINED                9000       0     11343
BOEING COMPANY                 COM              097023105     1341      18025 SH       DEFINED                8437       0      9588
CBS CORP.                      COM              124857202     1203      35465 SH       DEFINED               14985       0     20480
CMS ENERGY CORP.               COM              125896100     1208      54925 SH       DEFINED               22200       0     32725
CATERPILLAR INC DEL            COM              149123101     1204      11305 SH       DEFINED                5000       0      6305
CELGENE CORP.                  COM              151020104     1334      17211 SH       DEFINED                7750       0      9461
CHEVRON CORP                   COM              166764100      546       5095 SH       DEFINED                3580       0      1515
CHICAGO BRIDGE & IRON          COM              167250109      320       7400 SH       DEFINED                   0       0      7400
CISCO SYS INC                  COM              17275R102     1055      49890 SH       DEFINED               22800       0     27090
COCA-COLA COMPANY              COM              191216100     1227      16573 SH       DEFINED                7715       0      8858
COMP. VALE DO RIO DOCEA ADR    COM              204412209      483      22500 SH       DEFINED                   0       0     22500
COSTCO WHSL CORP               COM              22160K105      884       9740 SH       DEFINED                3775       0      5965
CUMMINS INC                    COM              231021106      276       2300 SH       DEFINED                1780       0       520
DEVON ENERGY                   COM              25179M103     1023      14378 SH       DEFINED                5907       0      8471
DIAGEO PLC                     COM              25243Q205     1372      14213 SH       DEFINED                6100       0      8113
DISNEY WALT CO                 COM              254687106     1293      29532 SH       DEFINED               13252       0     16280
DODGE & COX GLOBAL FUND        FUND             256206202      217      24774 SH       DEFINED                   0       0     24774
DOMINION RESOURCES INC (NEW)   COM              25746U109      435       8485 SH       DEFINED                8140       0       345
DU PONT E I DE NEMOURS & CO    COM              263534109     1328      25104 SH       DEFINED               13005       0     12099
EATON CORP                     COM              278058102     1653      33173 SH       DEFINED               11945       0     21228
EBAY INC                       COM              278642103     1256      34037 SH       DEFINED               14800       0     19237
EMERSON ELECTRIC COMPANY       COM              291011104     1097      21025 SH       DEFINED                9382       0     11643
ENERGY TRANSFER PARTNERS       COM              29273R109      295       6295 SH       DEFINED                5220       0      1075
FMC CORP                       COM              302491303      836       7900 SH       DEFINED                   0       0      7900
FLUOR CORP.                    COM              343412102     1104      18385 SH       DEFINED                8300       0     10085
FRANKLIN RESOURCES INC         COM              354613101     1156       9321 SH       DEFINED                4158       0      5163
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857     1110      29172 SH       DEFINED               14290       0     14882
GENERAL ELEC CO                COM              369604103     1197      59636 SH       DEFINED               26200       0     33436
GILEAD SCIENCES INC            COM              375558103     1136      23250 SH       DEFINED                9500       0     13750
GLAXOSMITHKLINE PLC ADRS       COM              37733W105     1029      22911 SH       DEFINED                9935       0     12976
GOOGLE INC CLASS A             COM              38259P508     1368       2133 SH       DEFINED                 946       0      1187
HARLEY DAVIDSON INC            COM              412822108     1339      27285 SH       DEFINED               11700       0     15585
HESS CORP                      COM              42809H107     1098      18627 SH       DEFINED                8700       0      9927
HOME DEPOT INC                 COM              437076102     1454      28905 SH       DEFINED               12885       0     16020
HONEYWELL                      COM              438516106     1849      30281 SH       DEFINED                8650       0     21631
INTEL CORP                     COM              458140100     1553      55235 SH       DEFINED               24465       0     30770
INTERNATIONAL BUSINESS MACHS   COM              459200101     1620       7764 SH       DEFINED                4535       0      3229
ISHARES TRUST EMERGING         MARKETS FUND     464287234      244       5671 SH       DEFINED                4053       0      1618
JPMORGAN CHASE & CO            COM              46625H100     1770      38501 SH       DEFINED               18916       0     19585
JOHNSON & JOHNSON              COM              478160104     1375      20845 SH       DEFINED               11493       0      9352
LAS VEGAS SANDS CORP.          COM              517834107      576      10000 SH       DEFINED                   0       0     10000
MACY'S INC                     COM              55616P104      294       7410 SH       DEFINED                5935       0      1475
MCDONALDS CORP                 COM              580135101     1542      15719 SH       DEFINED                7915       0      7804
METLIFE INC                    COM              59156R108     1142      30587 SH       DEFINED               14575       0     16012
MICROSOFT CORP                 COM              594918104     1254      38875 SH       DEFINED               18200       0     20675
NCR CORPORATION                COM              62886E108     1060      48830 SH       DEFINED               21425       0     27405
NIKE INC CL B                  COM              654106103     1480      13652 SH       DEFINED                5950       0      7702
NORFOLK & SOUTHERN             COM              655844108     1085      16475 SH       DEFINED                7750       0      8725
NUCOR CORP.                    COM              670346105     1122      26129 SH       DEFINED               11374       0     14755
OCCIDENTAL PETROLEUM           COM              674599105     1198      12580 SH       DEFINED                5650       0      6930
PNC FINANCIAL SERVICES GROUP   COM              693475105     1223      18965 SH       DEFINED                8250       0     10715
PETROLEO BRASIL                COM              71654V408     1073      40395 SH       DEFINED               16650       0     23745
PHILIP MORRIS INTL INC         COM              718172109     1823      20569 SH       DEFINED               11442       0      9127
PROCTER & GAMBLE CO            COM              742718109     1224      18212 SH       DEFINED                9290       0      8922
PUBLIC STORAGE                 COM              74460D109     1025       7417 SH       DEFINED                3375       0      4042
QUALCOMM INC                   COM              747525103     1533      22518 SH       DEFINED               10875       0     11643
SPDR S&P 500 ETF TRUST         FUND             78462F103      540       3835 SH       DEFINED                2095       0      1740
SAP AG                         COM              803054204     1373      19660 SH       DEFINED                9225       0     10435
SCHLUMBERGER LIMITED           COM              806857108     1008      14410 SH       DEFINED                6482       0      7928
SIMON PPTY GROUP INC           COM              828806109     1095       7517 SH       DEFINED                3575       0      3942
STATE STREET CORP              COM              857477103     1332      29275 SH       DEFINED               13320       0     15955
VISA INC                       COM              92826C839     1148       9728 SH       DEFINED                4313       0      5415
VODAFONE GROUP PLC-AP ADR      COM              92857W209      985      35595 SH       DEFINED               15860       0     19735
WATSON PHARMACEUTICAL          COM              942683103     1227      18300 SH       DEFINED                8250       0     10050
WELLPOINT INC                  COM              94973V107     1185      16063 SH       DEFINED                6250       0      9813
WEYERHAEUSER                   COM              962166104     1155      52675 SH       DEFINED               23850       0     28825
YACKTMAN FUND                  FUND             984281105      200      10624 SH       DEFINED                   0       0     10624
ROYAL CARIBBEAN CRUISE LINES   COM              V7780T103      857      29125 SH       DEFINED               11000       0     18125